Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Components of Lease Cost
i)
The following tables presents the various components of lease costs:

Particulars	For the period ended December 31, 2023
Lease :
Operating lease cost	54,133
Short-term lease cost	15,356
Total lease cost	69,489

i)
The following table presents the various components of lease costs:

Particulars	For the year ended March 31, 2023
Lease:
Operating lease cost	221,166
Short-term lease cost	41,212
Total lease cost	262,378

Schedule of Supplemental Cash Flow Information Related to Leases and Non Cash Flows Arising From Lease Transactions
ii)
The following table presents supplemental information relating to the cash flow and non cash flows arising from lease transactions. Cash payments related to short-term leases are not included in the measurement of operating liabilities, and, as such, are excluded from the amounts below.

Particulars	For the period ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	59,437
Right-of-use assets obtained in exchange for lease obligations:
Operating Assets	557,117

ii)
The following table presents supplemental information relating to the cash flow and non cash flows arising from lease transactions. Cash payments related to short-term leases are not included in the measurement of operating liabilities, and, as such, are excluded from the amounts below.

Particulars	For the year ended March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	206,823
Right-of-use assets obtained in exchange for lease obligations:
Operating Assets	732,658

Schedule of Balance Sheet Information Related to Leases
iii)
Balance sheet information related to leases is as follows:

Particulars	As of December 31, 2023
Operating Leases:
Operating Lease ROU Asset, net	868,391
—
Short term liabilities	423,710
Long term liabilities	246,743
Total operating lease liabilities	670,453

iii)
Balance sheet information related to leases are as follows:

Particulars	March 31, 2023
Operating Leases:	—
Operating Lease ROU Asset, net	545,988
Other current liabilities	208,697
Operating lease liabilities	360,306
Total operating lease liabilities	569,003

Summary of Weighted Average Remaining Lease Terms and Discount Rates	iv) Weighted Average Remaining Lease Term (In years)

As of December 31, 2023
Operating leases	5.20
  v) Weighted Average Discount Rate

As of December 31, 2023
Operating leases	12.72%
iv) Weighted Average Remaining Lease Term (In years)

Particulars	As of March 31, 2023
Operating Leases:	5.71
  v) Weighted Average Discount Rate

Particulars	As of March 31, 2023
Operating Leases:	15.26%

Schedule of Maturities of Lease Liabilities
vi)
Maturities of lease liabilities were as follows:

Particulars	Lease Liabilities (USD)*
For Period Ended December 31 2023
2024	436,030
2025	122,249
2026	124,193
2027	67,548
2028	12,472
Thereafter	33,577
Total Lease Payments	796,069
Less: Imputed Interest	(125,616)
Total	670,453

* The lease liabilities are translated into U.S. Dollars using the closing rate for the period ended December 31, 2023

vi)
Maturities of lease liabilities were as follows:

Particulars	Lease Liabilities (USD)
For Year Ended March 31:
2024	224,770
2025	180,959
2026	130,928
2027	129,542
2028	47,418
Thereafter	56,313
Total Lease Payments	769,930
Less: Imputed Interest	(200,928)
Total	569,003

* The lease liabilities are translated into USD using the closing rate for the year ended March 31, 2023